Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020		$ 5,443,335
Transfers to Levels 1 and 2	$ 2,338,335	(5,443,335)
Fair value as of June 30, 2021	5,443,335	0
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020		3,597,335
Transfers to Levels 1 and 2	1,545,335	(3,597,335)
Fair value as of June 30, 2021	3,597,335	0
Total Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020		9,040,670
Transfers to Levels 1 and 2	3,883,670	(9,040,670)
Fair value as of June 30, 2021	$ 9,040,670	$ 0